3. MATERIAL ACCOUNTING POLICY INFORMATION: l) New accounting standards and interpretations (Policies)	12 Months Ended
Dec. 31, 2023
Policies
l) New accounting standards and interpretations

l)New accounting standards and interpretations

There were no new accounting standards and interpretations which had a material impact on adoption during the year ended December 31, 2023.

Pronouncements that are not applicable or that do not have a significant impact on the Company have not been included in these consolidated financial statements.